Document and Entity Information Document	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2026
Entity Registrant Name	TREEHOUSE FOODS, INC.
Entity File Number	001-32504
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2311383
City Area Code	708
Local Phone Number	483-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001320695
Amendment Flag	false